Intangible assets, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 20,172		$ 115,907
Impairment loss on intangible assets	$ 14,755,560		$ 167,787